As filed with the Securities and Exchange		Registration No. 033-69892
Commission on August 18, 2009		Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

POST-EFFECTIVE AMENDMENT NO. 23

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
One Orange Way, C1S, Windsor, Connecticut, 06095-4774
(Name and Complete Address of Agent for Service)

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on __________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2009, is incorporated into Part A of this Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 033-69892) by reference to Registrant's filings under Rules 485(b), as filed on April 15, 2009; and 497(e), as filed on June 24, 2009.

SELECT*ANNUITY III

AN INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
RELIASTAR SELECT VARIABLE ACCOUNT

Supplement Dated August 18, 2009

This supplement updates and amends certain information contained in your prospectus dated May 1, 2009, as supplemented. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF UPCOMING FUND MERGERS

Effective on or about October 26, 2009 (the “Merger Effective Date”), the following Disappearing Funds will be reorganized and merge with and into the following Surviving Funds:

Disappearing Funds	Surviving Funds
ING LifeStyle Aggressive Growth Portfolio (Class I)	ING Retirement Growth Portfolio (Class I)
ING LifeStyle Growth Portfolio (Class I)
ING LifeStyle Moderate Growth Portfolio (Class I)	ING Retirement Moderate Growth Portfolio (Class I)
ING LifeStyle Moderate Portfolio (Class I)	ING Retirement Moderate Portfolio (Class I)

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

Prior to the Merger Effective Date, you may transfer amounts allocated to a Subaccount that invests in a
Disappearing Fund to any other available Subaccount or to the fixed account. See the “Transfers”
section on page 22 of your contract prospectus for information about making Subaccount transfers, including applicable restrictions and limits on transfers.

On the Merger Effective Date, your investment in a Subaccount that invests in a Disappearing Fund will automatically become an investment in the Subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a Subaccount corresponding to a
Disappearing Fund will be automatically allocated to the Subaccount corresponding to the applicable
Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer
Service Center at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050 or
www. ingservicecenter.com. See the “Transfers” section on page 22 of your contract prospectus for information about making allocation changes.

After the Merger Effective Date, the Disappearing Funds will no longer exist and there will be no further disclosure regarding them in future supplements to or prospectuses of the contract.

You will not incur any fees or charges or any tax liability because of the mergers, and your Contract value immediately before the mergers will equal your Contract value immediately after the mergers.

154382	Page 1 of 2	August 2009

IMPORTANT INFORMATION REGARDING THE SURVIVING FUNDS

  The Surviving Funds will be available through your contract beginning on the Merger Effective Date.
  The Surviving Funds are structured as “Fund of Funds.” A Fund structured as a “Fund of Fund” may have higher fees and expenses than a Fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying Funds in which it invests. Unlike the Disappearing Funds, which have historically invested primarily in actively managed Funds, the Surviving Funds invest primarily in Funds that are passively managed index Funds. Please refer to the Fund prospectus for information about the aggregate annual operating expenses of a Surviving Fund and its corresponding underlying Fund or Funds.
  The following information about each Surviving Fund is added to Appendix B of the prospectus:

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Retirement Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Growth
Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Growth Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be greater than that of ING
Retirement Moderate Portfolio but
less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a
	ING Investment Management Co.	level of risk that can be expected
to be less than that of ING
Retirement Moderate Growth
Portfolio.

MORE INFORMATION IS AVAILABLE

More information about the Surviving Funds, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for that Surviving Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5050 Minot, ND 58702-5050 1-877-884-5050

154382	Page 2 of 2	August 2009

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2009, is incorporated into Part B of this Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 033-69892) by reference to Registrant's filing under Rule 485(b), as filed on April 15, 2009.

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Part A
Performance Information and Condensed Financial Information
		(2)	Included in Part B:
Financial Statements of ReliaStar Select Variable Account:
			-	Report of Independent Registered Public Accounting Firm
			-	Statements of Assets and Liabilities as of December 31, 2008
			-	Statements of Operations for the year ended December 31, 2008
			-	Statements of Changes in Net Assets for the years ended December 31, 2008 and
2007
			-	Notes to Financial Statements
Financial Statements - Statutory basis of ReliaStar Life Insurance Company:
			-	Report of Independent Registered Public Accounting Firm
			-	Balance Sheets - Statutory basis as of December 31, 2008 and 2007
			-	Statements of Operations - Statutory basis for the years ended December 31, 2008,
2007 and 2006
			-	Statements of Changes in Capital and Surplus - Statutory basis for the years ended
December 31, 2008, 2007 and 2006
			-	Statements of Cash Flows - Statutory basis for the years ended December 31, 2008,
2007 and 2006
			-	Notes to Financial Statements - Statutory basis
(b) Exhibits
		(1)	(a)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
("Depositor") authorizing the establishment of NWNL Select Variable Account
("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on
Form N-4, File No. 033-69892, as filed on April 16, 1996.)
			(b)	Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective
No. 4 on Form N-4, File No. 033-69892, as filed on April 14, 1997.)
		(2)	Not Applicable.
		(3)	(a)	Form of General Distributor Agreement between Depositor and Washington
Square Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective
Amendment No. 3 on Form N-4, File No. 033-69892, as filed on April 16, 1996.)
			(b)	Amendment dated as of November 1, 2004, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
			(c)	Amendment dated as of August 31, 2005, to Distribution Services Agreement dated
March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life
Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
			(d)	Amendment dated as of December 7, 2005, to Distribution Services Agreement
dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar
Life Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)

	(e)	Amendment dated as of April 28, 2006, to Distribution Services Agreement dated
March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life
Insurance Company. (Incorporated herein by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-6, 033-57244, as filed on
April 14, 2006.)
	(f)	Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 033-69892, as filed on April 16,
1996.)
	(g)	Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4, File No. 033-69892, as filed on April 27, 1998.)
(4)	(a)	Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 033-69892, as filed on April 16,
1996.)
	(b)	Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment
No. 9 to Registration Statement on Form N-4, File No. 033-69892, as filed on April
27, 1998.)
	(c)	Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4, File No. 033-69892, as filed on April 27, 1998.)
	(d)	Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4, File No. 033-69892, as filed on April 27, 1998.)
	(e)	Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to
Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No.
033-69892, as filed on April 27, 1998.)
	(f)	Form of Modification Rider. (Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 16, 1999.)
	(g)	Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4, File No.
033-69892, as filed on April 16, 1999.)
(5)	(a)	Contract Application Form. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 16, 1996.)
	(b)	Supplemental Application. (Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4, File No. 033-69892, as
filed on April 17, 2000.)
(6)	(a)	Amended Articles of Incorporation of Depositor. (Incorporated by reference to
Initial Registration Statement to Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(b)	Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration
Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
(7)	Not Applicable
(8)	(a)	(i) Participation Agreement dated as of March 27, 2000, by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-105319,
as filed on November 24, 2003.)
(ii) Form of Amendment No. 1 to Participation Agreement by and among
ReliaStar Life Insurance Company, AIM Variable Insurance Products
Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on
September 29, 2000.)

	(iii)	Amendment No. 2 to Participation Agreement by and among ReliaStar
Life Insurance Company, on behalf of itself and its separate accounts,
AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING
American Equities, Inc. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 033-
57244, as filed on February 9, 2004.)
	(iv)	Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company and A I M Advisors, Inc.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No.333-105319, as filed on
November 24, 2003.)
(b)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, The Alger American Fund and Fred
Alger and Company, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund
and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment dated as of October 11, 2000, to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American
Fund and Fred Alger Management, Inc. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment dated as of September 29, 2003, to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc.
and ReliaStar Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
File No. 333-105319, as filed on November 24, 2003.)
	(v)	Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form S-6, File
No. 2-95392, as filed on August 4, 1997.)
(c)	(i)	Fund Participation Agreement among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-6, File Number 333-105319, as filed on
July 17, 2003.)
	(ii)	Business Agreement by and among Golden American Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING America Equities,
Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(iii)	Amendment No. 1 to the Business Agreement by and among ING USA
Annuity and Life Insurance Company (fka Golden American Life
Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life
Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of
America), ING America Equities, Inc., ING Financial Advisers, LLC,
Directed Services LLC (fka Directed Services, Inc.), American Funds
Distributors, Inc. and Capital Research and Management Company.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, File No. 333-
153337, as filed on November 14, 2008.)
	(iv)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service
Company, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-6, File Number
333-47527, as filed on April 9, 2007.)
(d)	(i)	Participation Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA
Annuity and Life Insurance Company and ReliaStar Life Insurance
Company of New York. (Incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on April 7, 2009; file No. 033-57244.)
	(ii)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1,
2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments,
LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York. (Incorporated herein by reference to
Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 033-57244.)
	(iii)	Administrative Services Agreement dated April 25, 2008, by and among
BlackRock Advisors, LLC and ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York.
(Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 033-57244.)
	(iv)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1,
2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York.
(Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on August 18, 2009;
file No. 033-57244.)

	(v)	Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and systematized
Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 43 to Registration Statement on form N-4, File
No. 333-28755, as filed on April 7, 2008.)
(e)	(i)	Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8.
(Incorporated by reference to Initial Registration Statement on Form S-
6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(ii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iii)	Amendment No. 10 to Participation Agreement by and among ReliaStar
Life Insurance Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(iv)	Amendment No. 11 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(v)	Amendment No. 12 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(vi)	Amendment No. 13 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
	(vii)	Participation Agreement dated as of January 1, 1991, by and among
Fidelity's Variable Insurance Products Fund II and Fidelity Distributors
Corporation and Amendments Nos. 1-7. (Incorporated by reference to
Initial Registration Statement on Form S-6EL24, File No. 333-18517, as
filed on December 23, 1996.)
	(viii)	Amendment dated as of July 24, 1997, to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance
Products Fund II and Fidelity Distributors Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ix)	Amendment No. 9 to Participation Agreement with Fidelity's Variable
Insurance Products Fund II and Fidelity Distributors Corporation.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)

	(x)	Amendment No. 10 to Participation Agreement by and among the
ReliaStar Life Insurance Company, Fidelity Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-
6, File No. 333-105319, as filed on November 24, 2003.)
	(xi)	Amendment No. 11 to Participation Agreement by and among the
ReliaStar Life Insurance Company, Fidelity Variable Insurance Products
Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-
6, File No. 333-105319, as filed on November 24, 2003.)
	(xii)	Amendment No. 12 to Participation Agreement by and among ReliaStar
Life Insurance Company, Fidelity Variable Products Fund II and Fidelity
Distributors Corporation. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
	(xiii)	Service Agreement dated January 1, 1997, by and between ReliaStar Life
Insurance Company and Fidelity Investments Institutional Operations
Company, Inc. (Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-6, File No. 333-105319, as
filed on November 24, 2003.)
	(xiv)	Amendment effective as of April 1, 1999, to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments
Institutional Operations Company, Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)
	(xv)	Service Contract dated April 25, 1997, by and between Fidelity
Distributors Corporation and Washington Square Securities, Inc
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(xvi)	Amendment dated April 1, 1999, to Service Contract by and between
Fidelity Distributors Corporation and Washington Square Securities, Inc.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(xvii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors
Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-6, File Number
333-47527, as filed on April 9, 2007.)
(f)	(i)	Participation Agreement dated as of May 1, 2002, by and between
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING
Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio
and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 033-57244, as filed on February 9, 2004.)

(g)	(i)	Participation Agreement among the GCG Trust and ReliaStar Life
Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-6, File Number 333-105319, as filed on July 17, 2003.)
(h)	(i)	Participation Agreement dated as of December 6, 2001, by and among
Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company,
Aetna Investment Services, LLC and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
	(ii)	Amendment dated as of March 26, 2002, to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc.
effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial
Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as
filed on April 24, 2002.)
	(iii)	Amendment dated as of October 1, 2002, to Participation Agreement dated as of December 6, 2001, among ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance and Annuity Company. (Incorporated herein by reference to Post Effective Amendment No. 1 to Registration Statement on
Form N-4, 333-100207, for Separate Account N of ReliaStar Life
Insurance Company, as filed on October 24, 2002.)
	(iv)	Amendment dated as of May 1, 2003, to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance Company. (Incorporated herein by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-6,
333-92000, as filed on April 17, 2003.)
	(v)	Form of amendment dated as of April 28, 2006, to Participation
Agreement dated as of December 6, 2001, by and between ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and ReliaStar Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement
on Form N-6, 033-57244, as filed on April 14, 2006).
	(vi)	Service Agreement effective as of December 6, 2001, by and between
ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company. (Incorporated herein by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as
filed on January 30, 2003.)
	(vii)	Shareholder Servicing Agreement dated as of December 6, 2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in
respect of the Service Class Shares of its Portfolios. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)
	(viii)	Amendment dated as of March 26, 2002, to the Shareholder Servicing
Agreement by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
2002) in respect of the Service Class Shares of its Portfolio. (Incorporated
herein by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6, File No. 333-105319, as filed on November 24,
2003.)

	(ix)	Amendment dated as of May 1, 2003, to Shareholder Servicing
Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, 333-92000, as filed on April 17,
2003.)
	(x)	Amendment dated as of November 1, 2004, to Shareholder Servicing
Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-69431, as filed on February 28,
2007.)
	(xi)	Amendment dated as of April 28, 2006, to Shareholder Servicing
Agreement (Service Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-60431, as filed on February 28,
2007.)
	(xii)	Amendment dated as of April 28, 2006, to Shareholder Servicing
Agreement (Adviser Class Shares) dated as of December 6, 2001, by and between ING Partners, Inc. and ReliaStar Life Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-6, 333-69431, as filed on February 28,
2007.)
(i)	(i)	Participation Agreement dated as of May 1, 2001, between ReliaStar Life
Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as
filed on September 17, 2002.)
	(ii)	Amendment effective as of October 1, 2002, to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc.
and ING Funds Distributor, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-6, 333-
92000, as filed on January 30, 2003.)
	(ii)	Amendment effective as of July 15, 2003, to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios,
Inc. and ING Funds Distributor, LLC. (Incorporated herein by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-6,
File No. 033-57244, as filed on February 9, 2004.)
(j)	(i)	Participation Agreement dated May 1, 2001, by and between ReliaStar
Life Insurance Company, Pilgrim Variable Products Trust and ING
Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products
Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post
Effective Amendment No. 14 to Registration Statement on Form N-6, File
No. 033-69892, as filed on October 11, 2002.)
	(iii)	Amendment to Participation Agreement by and among ReliaStar Life
Insurance Company, ING Variable Products Trust and ING Funds
Distributor, LLC. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 033-
57244, as filed on February 9, 2004.)

	(iv)	Form of Amendment to Participation Agreement by and among ReliaStar
Life Insurance Company, ING Variable Products Trust and ING Funds
Distributor, Inc. (Incorporated herein by reference to Post Effective
Amendment No. 18 to Registration Statement on Form N04, File No. 033-
69892, as filed on November 28, 2005.)
	(v)	Administrative and Shareholder Services Agreement dated as of May 1,
2001 by and between ING Pilgrim Group, LLC and ReliaStar Life
Insurance Company . (Incorporated by reference to Post Effective
Amendment No. 3 to Registration Statement on Form S-6, File No. 333-
69431, as filed on April 24, 2002.)
	(vi)	Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and
ReliaStar Life Insurance Company. (Incorporated by reference to Post
Effective Amendment No. 1 to Registration Statement on Form N-6, 333-
92000, as filed on January 30, 2003.)
(k)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services,
LLC, ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators
Inc. (Incorporated herein by reference to Post-Effective Amendment No.
12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(l)	(i)	Participation Agreement dated August 8, 1997 by and between ReliaStar
Life Insurance Company and Janus Aspen Series. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(ii)	Amendment to Participation Agreement by and between ReliaStar Life
Insurance Company and Janus Aspen Series. (Incorporated by reference to
Post Effective Amendment No. 1 to Registration Statement on Form S-6,
File No. 033-57244, as filed on March 31, 2000.)
	(iii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life
Insurance Company and Janus Capital Corporation. (Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-6, File No. 333-105319, as filed on November 24, 2003.)
	(iv)	Amendment, effective July 1, 2002, to Letter Agreement dated August 8,
1997 between ReliaStar Life Insurance Company and Janus Capital
Corporation. (Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6, 333-69431, as filed on April 24,
2002.)
(m)	(i)	Participation Agreement dated as of August 8, 1997 by and between
ReliaStar Life Insurance Company, Neuberger&Berman Advisers
Management Trust and Neuberger&Berman Management Incorporated.
(Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(ii)	Amendment No. 1 dated as of February 1, 1999 to Participation
Agreement by and among ReliaStar Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and
Neuberger Berman Management Inc. (Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6, File
No. 333-105319, as filed on November 24, 2003.)

	(iii)	Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers
Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. (Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6, File No. 333-
105319, as filed on November 24, 2003.)
	(iv)	Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers
Management Trust and Neuberger Berman Management Inc.
(Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-6, File No. 033-57244, as filed on
December 12, 2003.)
	(v)	Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life
Insurance Company and Neuberger Berman Management Incorporated.
(Incorporated by reference to Post-Effective Amendment No. 21 to
Registration Statement on Form S-6, File No. 2-95392, as filed on August
4, 1997.)
	(vi)	Amendment dated as of April 1, 2003 to the Administrative Services
Agreement by and between ReliaStar Life Insurance Company and
Neuberger Berman Management Inc. (Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-6, File
No. 033-57244, as filed on December 12, 2003.)
	(vii)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman
Management Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File
Number 333-47527, as filed on April 9, 2007.)
(n)	(i)	Participation Agreement by and between ReliaStar Life Insurance
Company, OCC Accumulation Trust and OCC Distributors, dated August
8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on
August 4, 1997.)
	(ii)	Letter Agreement dated August 8, 1997 by and between ReliaStar Life
Insurance Company and OpCap Advisors. (Incorporated by reference to
Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)
(o)	(i)	Participation Agreement dated as of April 30, 2002, by and among Pioneer
Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc.
(Incorporated herein by reference to Initial Registration Statement on
Form S-6, 333-92000, as filed on July 3, 2002.)
(p)	(i)	Participation Agreement with Putnam Capital Manager Trust and Putnam
Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by
reference to Initial Registration Statement on Form S-6EL24, File No.
333-18517, as filed on December 23, 1996.)
	(ii)	Amendment No. 3 to Participation Agreement with Putnam Capital
Manager Trust and Putnam Mutual Funds Corp. (Incorporated by
reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

	(iii)	Amendment No. 4 to Participation Agreement by and among ReliaStar
Life Insurance Company, Putnam Variable Trust and Putnam Mutual
Funds Corp. (Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-6, File No. 333-105319, as filed on
November 24, 2003.)
	(iv)	Amendment No. 5 to Participation Agreement by and among ReliaStar
Life Insurance Company, Putnam Variable Trust and Putnam Retail
Management, L.P. (Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-6, File No. 333-
105319, as filed on April 15, 2004.)
(9)	Opinion and Consent of Counsel. (Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form N-4, File No. 033-69892, as filed on April 15, 2009.)
(10)	Consent of Independent Registered Public Accounting Firm.
(11)	Not Applicable
(12)	Not Applicable
(13)	Schedules for Computation of Performance Quotations. (Incorporated by reference to
Post-Effective Amendment No. 10 on Form N-4, File No. 033-69892, as filed on April 16,
1999.)
(14)	Powers of Attorney

Item 25	Directors and Officers of the Depositor

Name and Principal Business Address		Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW,		Director and President
Atlanta, GA 30327
Thomas J. McInerney, One Orange Way, Windsor, CT		Director and Chairman
06095-4774
Catherine H. Smith, One Orange Way, Windsor, CT		Director and Senior Vice President
06095-4774
David A. Wheat, 5780 Powers Ferry Road, NW,		Director, Executive Vice President and Chief Financial Officer
Atlanta, GA 30327
Bridget M. Healy, 230 Park Avenue, New York, NY		Director
10169
Valerie G. Brown, 5780 Powers Ferry Road, NW,		Senior Vice President
Atlanta, GA 30327
Boyd G. Combs, 5780 Powers Ferry Road, NW,		Senior Vice President, Tax
Atlanta, GA 30327
Ralph R. Ferraro, One Orange Way, Windsor, CT		Senior Vice President
06095-4774
Daniel P. Mulheran, Sr. 20 Washington Avenue South,		Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,		Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,		Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West		Senior Vice President
Chester, PA 19380
Carol S. Stern, 601 13th Street NW, Suite 550 N,		Vice President and Chief Compliance Officer
Washington DC 20005
Craig A. Krogstad, 111 Washington Avenue S,		Vice President and Actuary
Minneapolis, MN 55401
Kimberly M. Curley, 1290 Broadway, Denver, CO		Vice President and Illustration Actuary
80203
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND		Vice President
58703

Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 27 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 033-57244), as filed with the Securities and Exchange Commission on August 18,
2009.

Item 27.	Number of Contract Owners
As of June 21, 2009, there were 7,949 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.	Indemnification
Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that
ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING
Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise,
ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of
ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings,
Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING
America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING
America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Item 29. Principal Underwriter
(a)	Effective January 1, 2004, ING Financial Advisers, LLC became the distributor and principal underwriter of the Contracts. ING Financial Advisers, LLC also acts as the principal distributor and underwriter of:
	-	variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate
Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act");
	-	variable annuity contracts issued by ReliaStar Life Insurance Company through the MFS
ReliaStar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;
	-	variable annuity contracts issued by ReliaStar Life Insurance Company through the
Northstar Variable Account, a separate account of ReliaStar Life Insurance Company registered as a unit investment trust under the 1940 Act;
	-	ReliaStar Life Insurance Company of New York Variable Annuity Funds A B & C, a
management investment company registered under the 1940 Act;
	-	ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance
Company of New York Variable Annuity Funds D E F G H & I, a management investment company registered under the 1940 Act;
	-	ReliaStar Life Insurance Company of New York through the Variable Annuity Funds M P &
Q, a management investment company registered under the 1940 Act;
	-	variable annuity contracts issued by ReliaStar Life Insurance Company through Separate
Account N, a separate account registered as a unit investment trust under the 1940 Act;
	-	ING Partners, Inc., a management investment company registered under the 1940 Act;
	-	variable annuity contracts issued by ING Life Insurance and Annuity Company ("ILIAC")
through Variable Life Account B, Variable Account C, Variable Annuity Account B,
Variable Annuity Account C and Variable Annuity Account G, separate accounts of ILIAC registered as unit investment trusts through the 1940 Act; and
	-	variable annuity contracts formerly issued by ING Insurance Company of America ("IICA")
through Variable Annuity Account I, a separate account of IICA registered as a unit investment trust under the 1940 Act. (Effective December 31, 2005, IICA merged with and became part of ILIAC, and Variable Annuity Account I was transferred to ILIAC as part of that merger.)
Prior to January 1, 2004, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the distributor and principal underwriter for the contracts.
(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address		Positions and Offices with Principal Underwriter
Ronald R. Barhorst, 4225 Executive Square, La Jolla,		Director and President
CA 92037
Kristin H. Hultgren, One Orange Way, Windsor, CT		Chief Financial Officer
06095
William Wilcox, One Orange Way, Windsor, CT 06095-		Chief Compliance Officer
4774

Brian D. Comer, One Orange Way, Windsor, CT 06095-	Director and Senior Vice President
4774
Randall Ciccati, One Orange Way, Windsor CT 06095-	Director
4774
Lewis E. Bachetti, 581 Main Street, 4th Floor,	Senior Vice President
Woodbridge, NJ 07095
Boyd G. Combs, 5780 Powers Ferry Road, N.W.,	Senior Vice President , Tax
Atlanta, GA 30327
Daniel P. Hanlon, One Orange Way, Windsor, CT	Senior Vice President
06095-4774
William S. Jasien, 12701 Fair Lakes Circle, Ste 470,	Senior Vice President
Fairfax, VA 22033
Pamela Mulvey Barcia, One Orange Way, Windsor, CT	Vice President
06095-4774
Robert H. Barley, One Orange Way, Windsor, CT	Vice President
06095-4774
M. Bishop Bastien, 980 9th Street, Sacramento, CA	Vice President
95814
Nancy B. Bocella*	Vice President
Dianne C. Bogoian, One Orange Way, Windsor, CT	Vice President
06095-4774
J. Robert Bolchoz, 420 Crown Point Road, Columbia,	Vice President
SC 29209
David A. Brounley, One Orange Way, Windsor, CT	Vice President
06095-4774
Anthony V. Camp, Jr., One Orange Way, Windsor, CT	Vice President
06095-4774
Mary K. Carey-Reid, One Orange Way, Windsor, CT	Vice President
06095-4774
Nancy D. Clifford, One Orange Way, Windsor, CT	Vice President
06095-4774
William P. Elmslie*	Vice President
Joseph J. Elmy, 5780 Powers Ferry Road, N.W.,	Vice President, Tax
Atlanta, GA 30327
Brian K. Haendiges, One Orange Way, Windsor, CT	Vice President
06095-4774
Bernard P. Heffernon, 10740 Nall Avenue, Ste 120,	Vice President
Overland Park, KS 66211
David A. Kelsey, One Orange Way, Windsor, CT	Vice President
06095-4774
Christina Lareau, One Orange Way, Windsor, CT	Vice President
06095-4774
George D. Lessner, Jr., 15455 North Dallas Parkway,	Vice President
Suite 1250, Addison, TX 75001
Katherine E. Lewis, 2675 N Mayfair Road, Ste 501,	Vice President
Milwaukee, WI 53226
David J. Linney, 2900 N. Loop W, Ste 180, Houston,	Vice President
TX 77092
Frederick C. Litow, 5780 Powers Ferry Road, N.W.,	Vice President
Atlanta, GA 30327
Mark R. Luckinbill, 2841 Plaza Place, Ste. 210, Raleigh,	Vice President
NC 27612
Richard T. Mason, 440 S Warren Street, Ste 702,	Vice President
Syracuse, NY 13202
Scott Neeb, 4600 Ulster Street, Denver, CO 80237	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer

Atlanta, GA 30327
Ethel Pippin, One Orange Way, Windsor, CT 06095-		Vice President
4774
M. J. Pise, One Orange Way, Windsor, CT 06095-4774		Vice President
Deborah Rubin, 12701 Fair Lakes Circle, Ste 470,		Vice President
Fairfax, VA 22033
Todd Smiser, 2525 Cabot Drive, Suite 100, Lisle, IL		Vice President and Assistant Secretary
60532
Frank W. Snodgrass, 150 4th Avenue, N, Ste 410,		Vice President
Nashville, TN 37219
Christina M. Starks, 2000 21st Avenue NW		Vice President
Minot ND 58703
S. Bradford Vaughan, Jr., 601 Union Street, Ste 810,		Vice President
Seattle, WA 98101
Forrest R. Wilson, 2202 North Westshore Boulevard,		Vice President
Suite 350, Tampa, FL 33607
Judeen T. Wrinn, One Orange Way, Windsor, CT		Vice President
06095-4774
Nancy S. Stillman, One Orange Way, One Orange Way,		Assistant Vice President
Windsor, CT 06095-4774
Joy M. Benner, 20 Washington Avenue S, Minneapolis,		Secretary
MN 55401
Randall K. Price, 20 Washington Avenue S,		Assistant Secretary
Minneapolis, MN 55401
John F. Todd, One Orange Way, Windsor, CT 06095-		Assistant Secretary
4774
Susan M. Vega, 20 Washington Avenue S, Minneapolis,		Assistant Secretary
MN 55401
Glenn A. Black, 5780 Powers Ferry Road, N.W.,		Tax Officer
Atlanta, GA 30327-4390
Terry L. Owens, 5780 Powers Ferry Road, N.W.,		Tax Officer
Atlanta, GA 30327
James H. Taylor, 5780 Powers Ferry Road, N.W.,		Tax Officer
Atlanta, GA 30327

* This Officer does not have a business address.

(c)	Compensation from January 1, 2007 to December 31, 2008:
(1)	(2)	(3)	(4)	(5)
Net
Name of	Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial
Advisers, LLC				$344,732.00

* Represents total compensation paid to ING Financial Advisers, LLC.

Item 30. Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.	Management Services
Not Applicable

Item 32.	Undertakings
Registrant hereby undertakes:
(i) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(b)	The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-
Action Letter, [1988 WL 1235221 *13 (S.E.C.)]
(c)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(d)	ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by
ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.
(e)	The Depositor and Registrant rely on SEC regulation.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 (File No. 033-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor and in the State of Connecticut on the 18th day of August, 2009.

RELIASTAR SELECT VARIABLE ACCOUNT (Registrant) By: RELIASTAR LIFE INSURANCE COMPANY (Depositor) By: /s/ Donald W. Britton* Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities indicated and on the date indicated.

	Signature	Title	Date

	/s/ Donald W. Britton*	Director and President
	Donald W. Britton	(principal executive officer)

	/s/ Bridget M. Healy*	Director
Bridget M. Healy
August
	/s/ Thomas J. McInerney*	Director and Chairman	18, 2009
Thomas J. McInerney

	/s/ Catherine H. Smith*	Director and Senior Vice President
Catherine H. Smith

	/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial
	David A. Wheat	Officer (principal financial officer)

	/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
	Steven T. Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

RELIASTAR SELECT VARIABLE ACCOUNT
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(14)	Powers of Attorney